Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
Motorola Mobile
On October 29, 2014, we closed the sale of the Motorola Mobile business to Lenovo for a total purchase price of approximately $2.9 billion, including $1.4 billion paid at close, comprised of $660 million in cash and $750 million in Lenovo ordinary shares (519.1 million shares). The remaining $1.5 billion was paid in the form of an interest-free, three-year prepayable promissory note.
We maintain ownership of the vast majority of the Motorola Mobile patent portfolio, including pre-closing patent applications and invention disclosures, which we licensed to Motorola Mobile for its continued operations. Additionally, in connection with the sale, we agreed to indemnify Lenovo for certain potential liabilities of the Motorola Mobile business, for which we recorded an indemnification liability of $130 million.
The sale resulted in a gain of $740 million, net of tax, which was presented as part of net income from discontinued operations in the Consolidated Statements of Income for the year ended December 31, 2014. Incremental to this net gain, we recognized additional income of $254 million, net of tax, in connection with certain IP licensing arrangements between the parties, included as part of net income from discontinued operations on the Consolidated Statements of Income for the year ended December 31, 2014.
The financial results of Motorola Mobile through the date of divestiture are presented as net income (loss) from discontinued operations on the Consolidated Statements of Income. The following table presents financial results of the Motorola Mobile business included in net income (loss) from discontinued operations for the years ended December 31, 2013 and 2014 (in millions):

	Year Ended December 31,
	2013	2014 (1)
Revenues	$4,306	$5,486

Loss from discontinued operations before income taxes	(1,403)	(177)
Benefits from/(Provision for) income taxes	270	(47)
Gain on disposal	0	740
Net (loss) income from discontinued operations	$(1,133)	$516

(1)	The operating results of Motorola Mobile were included in our Consolidated Statements of Income from January 1, 2014 through October 29, 2014, the date of divestiture.
The following table presents the aggregate carrying amounts of the major classes of assets and liabilities divested (in millions):

Assets:
Cash and cash equivalents	$160
Accounts receivable	1,103
Inventories	217
Prepaid expenses and other current assets	357
Prepaid expenses and other assets, non-current	290
Property and equipment, net	542
Intangible assets, net	985
Goodwill	43
Total assets	$3,697

Liabilities:
Accounts payable	$1,238
Accrued compensation and benefits	163
Accrued expenses and other current liabilities	10
Deferred revenue, current	165
Other long-term liabilities	250
Total liabilities	$1,826

Motorola Home
On April 17, 2013, we sold the Motorola Home business to Arris for consideration of approximately $2,412 million in cash, including cash of $2,238 million received at the date of close and certain post-close adjustments of $174 million received in the third quarter of 2013, and approximately $175 million in Arris' common stock (10.6 million shares). Subsequent to the transaction, we own approximately 7.8% of the outstanding shares of Arris. Additionally, in connection with the disposition, we agreed to indemnify Arris for potential liability from certain intellectual property infringement litigation, for which we recorded an indemnification liability of $175 million, the majority of which was settled subsequent to the disposition.
The disposition resulted in a net gain of $757 million, which was presented as part of net income from discontinued operations in the Consolidated Statements of Income for the year ended December 31, 2013.
The financial results of Motorola Home through the date of divestiture are presented as net income (loss) from discontinued operations on the Consolidated Statement of Income. The following table presents financial results of the Motorola Home business included in net income (loss) from discontinued operations for the year ended December 31, 2013 (in millions):

Year Ended December 31,
2013 (1)
Revenues	$804

Loss from discontinued operations before income taxes	(67)
Benefits from income taxes	16
Gain on disposal	757
Net income from discontinued operations	$706

(1)	The operating results of Motorola Home were included in our Consolidated Statements of Income from January 1, 2013 through April 17, 2013, the date of divestiture.
The following table presents the aggregate carrying amounts of the major classes of assets and liabilities divested (in millions):

Assets:
Accounts receivable	$424
Inventories	228
Deferred income taxes, net	144
Prepaid and other current assets	152
Property and equipment, net	282
Intangible assets, net	701
Other assets, non-current	182
Total assets	$2,113
Liabilities:
Accounts payable	$169
Accrued expenses and other liabilities	289
Total liabilities	$458